Operating Assets and Liabilities - Future minimum payments under our leases (Details) - DKK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of operating lease payments [abstract]
Future minimum payments under our leases	kr 900	kr 663	kr 487
Not later than one year [member]
Disclosure of maturity analysis of operating lease payments [abstract]
Future minimum payments under our leases	106	89	74
1 to 3 years
Disclosure of maturity analysis of operating lease payments [abstract]
Future minimum payments under our leases	199	167	109
More than 3 years but less than 5 years
Disclosure of maturity analysis of operating lease payments [abstract]
Future minimum payments under our leases	183	136	97
Later than five years [member]
Disclosure of maturity analysis of operating lease payments [abstract]
Future minimum payments under our leases	kr 412	kr 271	kr 207